Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 10	$ 10
Ordinary shares, shares authorized	6,000,000	6,000,000
Ordinary shares, shares issued	1,326,953	1,320,241
Ordinary shares, shares outstanding	1,326,953	1,320,241
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 10	$ 10
Ordinary shares, shares authorized	4,000,000	4,000,000
Ordinary shares, shares issued	2,243,776	2,243,776
Ordinary shares, shares outstanding	2,243,776	2,243,776